Total
Baron Real Estate Fund
Baron Real Estate Fund
Investment Goal
The investment goal of Baron Real Estate Fund (the “Fund”) is capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Baron Real Estate Fund	Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses
Retail Shares	1.00%	0.25%	0.09%	1.34%
Institutional Shares	1.00%	none	0.08%	1.08%
R6 Shares	1.00%	none	0.07%	1.07%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Baron Real Estate Fund - USD ($)	1	3	5	10
Retail Shares	136	425	734	1,613
Institutional Shares	110	343	595	1,317
R6 Shares	109	340	590	1,306

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund OperatingExpenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2020, the
Fund’s
portfolio turnover rate was 71.46% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund is a diversified fund that, under normal circumstances, invests 80% of its net assets for the long term in equity securities in the form of common stock of U.S. and non-U.S. real estate and real estate-related companies of any market capitalization, and in companies which, in the opinion of BAMCO, Inc. (“BAMCO” or the “Adviser”), own significant real estate assets at the time of investment (“real estate companies”). The Fund’s investments in non-U.S. companies will not exceed 25%. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.
Real estate companies are companies that the Adviser determines are in the real estate industry based on their involvement in construction, ownership, management, operation, financing, refinancing, sales, leasing, development or rehabilitation of real estate or are in a real estate-related industry based on their provision of goods or services to the real estate industry.
A company is considered to own significant real estate assets if, in the opinion of the Adviser, the company has a substantial portion of its assets attributable to one or more of the following: (a) real estate owned or leased by the company as lessor or as lessee; or (b) the discounted value of the stream of fees or revenues derived from the management or operation of real estate.
Examples of companies that might qualify under one of these categories include:

∎	Real estate operating companies;
∎	Real estate investment trusts (“REITs”);
∎	Homebuilders;
∎	Hotel, hotel management companies and gaming companies;
∎	Real estate brokerage/services companies and/or management companies;
∎	Financial institutions that make or service mortgage loans;
∎	Manufacturers or distributors of construction materials and/or building supplies/products;
∎	Home furnishing and home improvement retail companies;
∎	Companies with significant real estate holdings such as supermarkets, restaurant chains and retail chains;
∎	Construction and engineering companies; and
∎
Companies with infrastructure-related assets such as toll roads, bridges, tunnels, parking facilities, railroads, airports, broadcast and wireless towers, electric transmission and distribution lines, power generation facilities, hospitals and correctional facilities.

The Fund will invest more than 25% of its net assets in the real estate industry.
The investment policy of the Fund relating to the types of securities in which 80% of the Fund’s assets must be invested may be changed by the Fund’s Board of Trustees without shareholder approval upon at least 60 days’ notice.

Principal Risks of Investing in the Fund
Real Estate Industry.
  In addition to general market conditions, the value of the Fund will be affected by the strength of the real estate markets. Factors that could affect the value of the Fund’s holdings include the following: overbuilding and increased competition; increases in property taxes and operating expenses; declines in the value of real estate; lack of availability of equity and debt financing to refinance maturing debt; vacancies due to economic conditions and tenant bankruptcies; losses due to costs resulting from environmental contamination and its related clean-up; changes in interest rates; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; and functional obsolescence and appeal of properties to tenants.
Industry Concentration.
  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry, and the securities of companies in that industry could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry, and these companies can be sensitive to adverse economic, regulatory or financial developments.
Growth Investing.
  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.
Consumer Discretionary Sector.
  The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
General Stock Market.
  Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence and reduced liquidity in financial markets may negatively affect many issuers, which could have an adverse effect on your Fund investment. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, have had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.
Non-U.S. Securities.
  Investing in non-U.S. securities may involve additional risks to those inherent in investing in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.
Small- and Mid-Sized Companies.
  The Adviser believes there is more potential for capital appreciation in small- and mid-sized companies, but there also may be more risk. Securities of small- and mid-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and mid-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and mid-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and mid-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available online at
www.BaronFunds.com/performance
or by calling 1-800-99BARON
(1-800-992-2766)
.

Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)

Best Quarter:	6/30/20: 29.82%
Worst Quarter:	9/30/11: (19.99)%

Average Annual Total Returns (for periods ended 12/31/20)
The following table below shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2020. The table also shows the average annual returns of the Fund’s Institutional Shares and R6 Shares, but it does not show after-tax returns.
After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Average Annual Total Returns for the periods ended December 31, 2020
Average Annual Total Returns - Baron Real Estate Fund		1 year	5 years	10 years	Since Inception	Inception date
Retail Shares		43.85%	15.67%	15.43%	16.40%	Dec. 31, 2009
Retail Shares | Return after taxes on distributions		41.42%	13.76%	14.32%	15.39%	Dec. 31, 2009
Retail Shares | Return after taxes on distributions and sale of Fund shares		27.11%	12.10%	12.75%	13.79%	Dec. 31, 2009
Institutional Shares		44.28%	15.97%	15.72%	16.70%	Dec. 31, 2009
R6 Shares	[1]	44.23%	15.98%	15.73%	16.70%	Jan. 29, 2016
MSCI USA IMI Extended Real Estate Index (reflects no deduction for fees, expenses or taxes)		4.21%	9.13%	10.53%	11.76%
MSCI US REIT Index (reflects no deduction for fees, expenses or taxes)		(8.70%)	3.51%	6.99%	8.67%
[1]	Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.

The MSCI USA IMI Extended Real Estate Index Net USD is a custom index calculated by MSCI for, and as requested by, BAMCO. The index includes real estate and real estate-related GICS classification securities. The MSCI US REIT Index Net USD is a free float-adjusted
market capitalization index that measures the performance of all equity REITs in the US equity market, except for specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations.